Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of Operating and Financing Lease Activity

Additional information on the Company’s operating and financing lease activity was as follows:

	Three months ended September 30,		Nine months ended September 30,
(In thousands)	2023	2022	2023	2022
Operating lease cost	$205	$293	$709	$828
Finance lease cost:
Amortization of right-of-use assets	21	54	112	148
Interest on lease liabilities	2	7	13	26
Total lease cost	$228	$354	$834	$1,002

Additional information on the Company’s operating and financing lease activity was as follows:

	Year Ended December 31,
(In thousands)	2022	2021
Operating lease cost	$1,119	$396
Finance lease cost:
Amortization of right-of-use assets	194	179
Interest on lease liabilities	32	42
Total lease cost	$1,345	$617

Schedule of Maturities of Operating And Finance Lease Liabilities
	September 30, 2023	December 31, 2022
Weighted-average remaining lease term – operating leases	3.23 years	3.59 years
Weighted-average remaining lease term – finance leases	0 years	2.30 years
Weighted-average discount rate – operating leases	7.39%	6.76%
Weighted-average discount rate – finance leases	—%	7.83%
(In thousands)	Balance Sheet Location	September 30, 2023	December 31, 2022
Assets
Right-of-use assets, net	Right-of-use, net	$2,036	$2,210
Finance lease assets	Property and equipment, net	—	261
Liabilities
Operating lease liabilities, current	Operating lease liabilities, current	669	734
Operating lease liabilities, non-current	Operating lease liabilities, non-current	1,550	1,587
Total operating lease liabilities		$2,219	$2,321

Finance lease liabilities, current	Accrued expenses and other current liabilities	—	152
Finance lease liabilities, non-current	Other non-current liabilities	—	147
Total finance lease liabilities		$—	$299

(In thousands)	Balance Sheet Location	December 31, 2022	December 31, 2021
Assets
Right-of-use assets, net	Operating lease right-of-use assets, net	$2,210	$1,479
Finance lease assets	Property and equipment, net	261	380
Total lease assets		$2,471	$1,859

Liabilities
Current:
Operating	Operating lease liabilities, current	$734	$814
Financing	Accrued expenses and other current liabilities	152	156
Non-current:
Operating	Operating lease liabilities, non-current	1,587	704
Financing	Other non-current liabilities	146	293
Total lease liabilities		$2,619	$1,967

Weighted-average remaining lease term – operating leases		3.59 years	3.11 years
Weighted-average remaining lease term – finance leases		2.30 years	2.36 years
Weighted-average discount rate – operating leases		6.76%	8.03%
Weighted-average discount rate – finance leases		7.83%	6.29%

Schedule of Maturities of Operating and Finance Lease Liabilities

Maturities of operating and finance lease liabilities as of December 31, 2022 were as follows:

Years Ending December 31 (In thousands),	Operating Leases	Finance Leases
2023	$863	$171
2024	614	91
2025	493	50
2026	461	16
2027	200	—
Total minimum lease payments	2,631	328
Less imputed interest	(310)	(30)
Total lease liabilities	$2,321	$298

Schedule of Maturities of Operating and Finance Lease Liabilities

Maturities of operating and finance lease liabilities as of September 30, 2023 are as follows:

Years ending December 31 (In thousands),	Operating lease	Finance lease
Remaining 2023	$212	$—
2024	782	—
2025	748	—
2026	560	—
2027	202	—
Total minimum lease payments	2,504	—
Less imputed interest	(285)	—
Total lease liabilities	$2,219	$—